Dividend and Income Fund
11 Hanover Square
New York, NY 10005

February 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement for Dividend and Income Fund (File No. 811-08747)

Dear Sir or Madam:

On behalf of Dividend and Income Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement to be used in connection with the annual meeting of shareholders of the Fund. The preliminary proxy statement asks shareholders to consider and vote upon proposals to (i) re-elect James E. Hunt to the Board of Trustees of the Fund as a Class III Trustee to serve until 2017 or until his successor is elected and qualifies, (ii) approve amendments to the Fund’s Amended and Restated Agreement and Declaration of Trust, and (iii) approve changes to the Fund’s fundamental investment objectives, policies, and restrictions.

If you have any questions or comments regarding the foregoing, please contact me at 212-785-0900, extension 208.  Thank you.

Sincerely,

/s/ John F. Ramirez, Esq.
General Counsel

cc:	Thomas B. Winmill, Esq.
R. Darrell Mounts, Esq., K&L Gates LLP